Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party

As of March 31, 2026 and 2025, the balances of amounts due from a related party were as follows:

		2025	2026	2026
		HK$	HK$	US$
Act Media Co. Limited (a)	(1)	54,200	387,123	49,378
Pump Studio Limited (b)	(2)	190,000	—	—
		244,200	387,123	49,378

(1)	The balance represented the account receivable from Act Media Co. Limited which were advertising service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.

(2)	The balance represented the account receivable from Pump Studio Limited which was other service that the Company provided. The amount was trade in nature, unsecured, interest-free and within general credit period.
		2025	2026	2026
		HK$	HK$	US$
Mr. Shum Tsz Cheung (a)	(1)	1,409,403	3,371,203	430,000
Act Media Co. Limited (b)	(2)	54,075	—	—
Mr. Chen Wei (c)	(3)	—	7,670	979
I am Media Limited (d)	(4)	—	26,250	3,348
Mr. Lau Chi Fung (e)	(5)	—	721,280	92,000
Mr. Lam Kai Kwan (f)	(5)	—	564,480	72,000
Mr. Siu Chun Pong (g)	(5)	—	439,040	56,000
Ms. Bin Guo (h)	(6)	—	176,400	22,500
Ms. Juan Yang (i)	(6)	—	250,880	32,000
Mr. Yi Wu (j)	(6)	—	98,000	12,500
		1,463,478	5,655,203	721,327

(1)	The balance represented the advance from the shareholder. The amount was unsecured, interest-free and repayable on demand.
(2)	The balance represented the account payable from Act Media Co. Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
(3)	The balance represented the advance from the director of a subsidiary. The amount was unsecured, interest-free and repayable on demand.
(4)	The balance represented the account payable from I am Media Limited which were advertising service that provided to the Company. The amount was trade in nature, unsecured, interest-free and within general credit period.
(5)	The balances represented the service fee payable to the shareholders and members of the Company’s key management personnel. The amount was unsecured, interest-free and repayable on demand.
(6)	The balances represented the service fee payable to the directors. The amount was unsecured, interest-free and repayable on demand.
	Note	2025	2026	2026
		HK$	HK$	US$
Advertising service fee paid to Act Media Co. Limited (a)	(1)	1,415,546	1,143,650	145,874
Celebrity fee paid to Act Media Co. Limited (a)	(2)	23,300	—	—
Advertising service fee paid to I am Media Limited (b)	(1)	189,375	73,500	9,375
Celebrity fee paid to Pump Studio Limited (c)	(2)	—	61,000	7,781
Advertising service fee paid to Pump Studio Limited (c)	(1)	—	162,459	20,722
Other cost paid to Pump Studio Limited (c)	(3)	18,467	564,360	71,985
Consulting fee paid to Dignity Private Limited (d)	(4)	—	1,873,056	c
Advertising services fee received from Act Media Co. Limited (a)	(5)	33,600	145,000	18,495
Celebrity fee received from Act Media Co. Limited (a)	(6)	290,200	1,387,091	176,925
Advertising services fee received from Pump Studio Limited (c)	(5)	157,850	441,068	56,259
Celebrity fee received from Pump Studio Limited (c)	(6)	—	6,077	775
Other services fee received from Pump Studio Limited (c)	(7)	—	86,876	11,081
(1)	Act Media Co. Limited, I am Media Limited and Pump Studio Limited provided online and offline advertising and web banner services for the Company and the related parties charged an advertising fee for providing such services. The price was agreed between both parties and the advertising service was charged with reference to the market price of the advertising service. The advertising service was recorded as advertising fee in the cost of services.
(2)	Act Media Co. Limited and Pump Studio Limited charged the Company for a fee for soliciting celebrity to promote the customers’ advertising campaigns. The amount was recorded in the Company’s cost of service.
(3)	Pump Studio Limited charged the Company for other cost of the Company. The amount was recorded in the Company’s cost of service.
(4)	Dignity Private Limited provided consultancy services to the Company. The related fee was recorded in the Company’s general and administrative expense.
(5)	The Company mainly provided online and offline advertising service for Act Media Co. Limited and Pump Studio Limited and the Company charged a fee for the service. The online and offline advertising fee was recorded as revenue.
(6)	The Company solicited celebrities for Act Media Co. Limited and Pump Studio Limited to promote the customers’ advertising campaigns. The celebrity fee was recorded as revenue.
(7)	The Company provided administrative services for Pump Studio Limited to promote the customers’ advertising campaigns. The other services were recorded as revenue.